Significant Accounting Policies: Inventory (Policies)	9 Months Ended
Dec. 31, 2013
Policies
Inventory

Inventory

In accordance with ASC 330, the Company’s inventory is valued at the lower of cost (the purchase price, including additional fees) or market based on using the entire value of inventory.  Inventories are determined based on the average cost basis.  As of December 31, 2013 and March 31, 2013 inventory consisted of the following:

	December 31,	March 31,
	2013	2013
Raw materials	$-	$-
Finished goods	7,051,138	3,553,140
Work in process	-	-
Subtotal	7,051,138	3,553,140
Reserve for obsolescence	(87,908)	(89,526)
Total	$6,963,230	$3,463,614